Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Costs

The following lease costs were included in the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2022	2023
Operating lease cost	$2,690	$3,560
Short-term lease cost	812	731
Variable lease cost	643	976
Total lease cost	$4,145	$5,267

Schedule of Supplemental Information Relating to Operating Leases

Supplemental information relating to operating leases is presented below:

	Year Ended December 31,
	2022	2023
Cash paid for operating lease liabilities (in thousands)	$2,706	$3,001
Weighted-average remaining lease term (in years)	8	8
Weighted-average discount rate	3.5%	4.3%

Schedule of Future Minimum Commitments Under Leases, Service Agreements And Other Contractual

The Company’s future minimum commitments under leases, service agreements, and other contractual commitments as of September 30, 2024 is as follows (in thousands):

	Operating Lease Obligations	Future Purchase Obligations
Years ending December 31,
2024 (remaining 3 months)	$1,122	$5,991
2025	4,211	19,867
2026	3,833	4,480
2027	2,656	—
2028	2,526	—
2029 and thereafter	9,026	—
Total payments	23,374	$30,338
Less: imputed interest	(3,330)
Less: leases less than 12 months	(188)
Total lease liabilities	$19,856

The Company’s future minimum commitments under leases, service agreements, and other contractual commitments as of December 31, 2023 is as follows (in thousands):

	Operating Lease Obligations	Future Purchase Obligations
Years ending December 31,
2024	$3,763	$21,167
2025	3,710	21,062
2026	3,426	4,480
2027	2,284	—
2028	2,202	—
2029 and thereafter	8,777	—
Total payments	24,162	$46,709
Less: imputed interest	(3,678)
Less: lease incentives	(304)
Less: leases less than 12 months	(153)
Total lease liabilities	$20,027